UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549


                            FORM 13F

                      FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  June 30, 2000

Check here if Amendment [  ]; Amendment Number:
This Amendment  (Check only one.):  [   ] is a restatement.
                                    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Philadelphia Investment Management Company
Address:   1845 Walnut Street
           Suite 875
           Philadelphia, PA  19103

13F File Number:  801-26332

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      William M. Shettle
Title:     President
Phone:     215-569-0079
Signature, Place, and Date of Signing:

   William M. Shettle     Philadelphia, Pennsylvania   August 28, 2000


Report Type  (Check only one.):

[  X]        13F HOLDINGS REPORT.
[   ]        13F NOTICE.
[   ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   48

Form 13F Information Table Value Total:   $101,496



List of Other Included Managers:

 No.    13F File Number    Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
PIMCO Short Term Fund, Cl. A   MFUND            693391211      608 61152.288SH       SOLE                61152.288
AT&T Corp Liberty Media Group  COM              001957208     2204    90895 SH       SOLE                    90895
Agilent Technologies, Inc.     COM              00846U101     2375    32197 SH       SOLE                    32197
American Home Products         COM              026609107     3600    61274 SH       SOLE                    61274
Bristol-Myers-Squibb           COM              110122108      278     4770 SH       SOLE                     4770
Chase Manhattan Corp.          COM              16161A108     1511    32810 SH       SOLE                    32810
Citigroup, Inc.                COM              172967101     2844    47205 SH       SOLE                    47205
Colgate-Palmolive Co           COM              194162103      272     4550 SH       SOLE                     4550
Computer Sciences Corp.        COM              205363104     2976    39850 SH       SOLE                    39850
Conoco Inc. 'A'                COM              208251306     1271    57790 SH       SOLE                    57790
Corning Inc.                   COM              219350105     3941    14602 SH       SOLE                    14602
DST Systems                    COM              233326107     2408    31635 SH       SOLE                    31635
DuPont (E.I.)                  COM              263534109     1158    26473 SH       SOLE                    26473
El Paso Energy                 COM              283905107     2886    56648 SH       SOLE                    56648
Eli Lilly                      COM              532457108     2047    20498 SH       SOLE                    20498
Fairchild Corp.                COM              303698104       60    12250 SH       SOLE                    12250
Fannie Mae                     COM              313586109     1701    32588 SH       SOLE                    32588
First Data Corp.               COM              319963104     1678    33810 SH       SOLE                    33810
First Union Corp.              COM              337358105      885    35672 SH       SOLE                    35672
FleetBoston Financial Corp.    COM              339030108     1898    55835 SH       SOLE                    55835
General Electric               COM              369604103      378     7137 SH       SOLE                     7137
Halliburton Company            COM              406216101     1615    34228 SH       SOLE                    34228
Hewlett-Packard                COM              428236103     2134    17090 SH       SOLE                    17090
Honeywell Intl.                COM              438516106     1249    37079 SH       SOLE                    37079
Int'l Business Mach Corp       COM              459200101     1962    17905 SH       SOLE                    17905
Intel Corp.                    COM              458140100     2851    21324 SH       SOLE                    21324
Intermedia Comm.               COM              458801107      217     7280 SH       SOLE                     7280
Johnson & Johnson              COM              478160104     2156    21162 SH       SOLE                    21162
Lucent Technologies, Inc.      COM              549463107     2104    35510 SH       SOLE                    35510
MediaOne Group, Inc.           COM              58440J104     2585    38800 SH       SOLE                    38800
Mellon Financial Corp.         COM              58551A108     2252    61809 SH       SOLE                    61809
Minnesota Mining & Mfg.        COM              604059105     1374    16650 SH       SOLE                    16650
NCR Corp.                      COM              62886E108     1968    50545 SH       SOLE                    50545
New York Times                 COM              650111107     2111    53454 SH       SOLE                    53454
Nortel Networks Corp.          COM              656568102     4530    66377 SH       SOLE                    66377
Oracle Corp.                   COM              68389X105     5259    62560 SH       SOLE                    62560
PSINet, Inc.                   COM              74437C101     1837    73120 SH       SOLE                    73120
PepsiCo Inc.                   COM              713448108     2008    45179 SH       SOLE                    45179
Pfizer Inc.                    COM              717081103     3773    78600 SH       SOLE                    78600
Pharmacia Corporation          COM              71713U102     1859    35960 SH       SOLE                    35960
SBC Communications             COM              78387G103     2212    51142 SH       SOLE                    51142
Scientific-Atlanta             COM              808655104     4177    56070 SH       SOLE                    56070
Telefonica SA Sponsored ADR    COM              879382208     2946    45983 SH       SOLE                    45983
Time Warner Inc.               COM              887315109     2737    36011 SH       SOLE                    36011
Tyco International             COM              902124106     1501    31690 SH       SOLE                    31690
United Technologies            COM              913017109     2204    37428 SH       SOLE                    37428
Williams Cos., Inc.            COM              969457100     2405    57700 SH       SOLE                    57700
WorldCom, Inc.                 COM              98157D106     2491    54300 SH       SOLE                    54300